Finance costs	12 Months Ended
Dec. 31, 2023
Finance costs [Abstract]
Finance costs
20.

Finance costs
2023 2022
Interest on long-term debt $ 52,426 $ 40,059
Unwinding of discount on provisions [note 16] 39,619 28,979
Other charges 23,824 16,690
Total $ 115,869 $ 85,728
No

borrowing costs were determined to be eligible for capitalization during the year.